ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Schedule of Effect of Common Control Exchanges [Table Text Block]
The effect of adjusting the Partnership's financial statements to account for these common control exchanges is shown below:

	Three months ended June 30, 2012			Six months ended June 30, 2012
(in thousands of $)	As revised	Change	As reported	As revised	Change	As reported
Income statement
Time charter revenues	71,193	19,710	51,483	129,796	27,525	102,271
Net income	32,713	10,380	22,333	59,460	15,201	44,259

Summary of Allocated Costs Included in Financial Statements [Table Text Block]
The condensed consolidated and combined carve-out financial statements reflect the results of operations and cash flows for the three month and six month period ended June 30, 2013 and 2012 of the Dropdown Predecessor, which have been carved out of the consolidated financial statements of Golar. The historical combined financial statements include assets, liabilities, revenues, expenses and cash flows directly attributable to the Dropdown Predecessor.  Accordingly, the historical combined carve-out financial statements reflect adjustments for allocations of certain expenses such as administrative expenses (including share options and pension costs), realized and unrealized interest rate and foreign currency swap derivatives for the period prior to the acquisition date of the vessels referred to as the Dropdown Predecessor. Allocated costs (income) included in the accompanying condensed consolidated and combined carve-out statements of income are as follows:

	Three months ended June 30		Six months ended June 30,
(in thousands of $)	2013	2012	2013	2012
Administrative expenses	—	546	—	1,102
Pension costs	—	48	—	165
Net financial expenses (income)	—	(135)	—	398
	—	459	—	1,665